CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Cash flows from operating activities
Net income	$ 11,301,907	$ 1,452,070	$ 5,433,056	$ 4,278,949
Adjustments for:
Depreciation and amortization	72,313	9,291	69,917	60,849
Expected credit loss expenses	270,336	34,733	39,610	18,080
Share of loss from equity method investments	51,619	6,632	103,934	13,497
Foreign exchange (gains)/losses	(234,859)	(30,175)	150,416	(66,032)
Share-based compensation	343,024	44,072	334,926	290,831
Realized gain from investments	(78,464)	(10,081)	(99,856)	(68,323)
Unrealized (gains)/ losses from investments	(242,965)	(31,216)	81,440	(58,950)
Revaluation gain on previously held equity interest	(8,167)	(1,049)
Deferred income tax benefit	(78,992)	(10,149)	(17,975)	(14,769)
Amortization of right-of-use assets	150,674	19,359	105,588	110,357
Realized loss from disposal of property and equipment and intangible assets	13,174	1,693	31,094
Changes in operating assets:
Net (increase)/decrease in amounts due from related parties	54,420	6,992	(61,200)
Net increase in securities purchased under agreements to resell	(191,466)	(24,600)	(183,262)	(101,039)
Net increase in loans and advances	(13,929,429)	(1,789,656)	(17,206,444)	(5,852,341)
Net decrease/(increase) in accounts receivable from clients and brokers	(1,539,231)	(197,761)	(12,275,804)	945,661
Net (increase)/decrease in accounts receivable from clearing organizations	(2,245,409)	(288,491)	967,730	(1,177,840)
Net increase in accounts receivable from fund management companies and fund distributors	(786,614)	(101,064)	(1,058,781)	(72,605)
Net decrease/(increase) in interest receivable	(225,079)	(28,918)	(314,170)	9,737
Net (increase)/decrease in prepaid assets	8,594	1,104	(19,487)	(9,929)
Net increase in other assets	(1,062,992)	(136,574)	(941,275)	(287,513)
Changes in operating liabilities:
Net increase/(decrease) in amounts due to related parties	(11,939)	(1,534)	10,089	17,593
Net (decrease)/ increase in accounts payable to clients and brokers	44,853,871	5,762,836	51,666,332	(4,613,791)
Net (decrease)/ increase in accounts payable to clearing organizations	247,568	31,808	479,300	(27,771)
Net increase in accounts payable to fund management companies and fund distributors	769,229	98,831	331,501	84,774
Net increase in payroll and welfare payable	526,140	67,599	116,188	307,192
Net increase/(decrease) in interest payable	(34,970)	(4,493)	42,855	34,245
Net decrease in operating lease liabilities	(139,738)	(17,954)	(88,736)	(107,528)
Net increase in securities sold under agreements to repurchase	2,168,437	278,601	2,574,659
Net (decrease)/increase in other liabilities	767,141	98,562	724,678	(50,730)
Net cash (used in)/generated from operating activities	40,788,133	5,240,468	30,996,323	(6,337,396)
Cash flows from investing activities
Purchase of property and equipment and intangible assets	(54,732)	(7,033)	(167,521)	(77,763)
Purchase of short-term investments	(3,283,961)	(421,924)	(796,358)	(4,755,173)
Proceeds from disposal of short-term investments	1,454,962	186,934	1,509,471	2,417,221
Acquisition of long-term investments	(381,313)	(48,991)	(440,000)	(11,767)
Placement of term deposits				(29,282)
Maturity of term deposits	4,990	641		29,882
Cash (paid)/acquired for acquisitions, net of cash acquired	476,659	61,241	(1,660)	(17,536)
Net cash (used in)/ generated from investing activities	(1,783,395)	(229,132)	103,932	(2,444,418)
Cash flows from financing activities
Proceeds from exercise of employee share options	7,897	1,015	20,157	11,616
Purchase of treasury stocks				(874,692)
Dividends distribution	(2,151,038)	(276,366)
Proceeds from other borrowings	197,364,836	25,357,475	85,513,998	79,581,200
Repayment of other borrowings	(190,924,915)	(24,530,073)	(85,463,304)	(76,410,167)
Net cash generated from financing activities	4,296,780	552,051	70,851	2,307,957
Effect of exchange rate changes on cash, cash equivalents and restricted cash	235,916	30,311	(149,866)	66,352
Net (decrease)/ increase in cash, cash equivalents and restricted cash	43,537,434	5,593,698	31,021,240	(6,407,505)
Cash, cash equivalents and restricted cash at beginning of the year	80,329,320	10,320,727	49,308,080	55,715,585
Cash, cash equivalents and restricted cash at end of the year	123,866,754	15,914,425	80,329,320	49,308,080
Cash, cash equivalents and restricted cash
Cash and cash equivalents	10,465,888		11,688,383	4,937,538
Cash held on behalf of clients	113,398,356		68,639,816	44,369,310
Restricted cash	2,510		1,121	1,232
Cash, cash equivalents and restricted cash at end of the year	123,866,754		80,329,320	49,308,080
Supplemental disclosure
Interest paid	(1,792,822)	(230,342)	(1,574,595)	(876,514)
Income tax paid	(1,646,304)	(211,517)	(761,907)	(698,821)
Cash paid for amounts include in operating lease liabilities	$ (185,237)	$ (23,799)	$ (138,875)	$ (128,160)